Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	₩ 155,922
Other payables	84,112
Total payables	464,272
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	3,842
Total payables	19,565
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	824
Total payables	824
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	54,172
Total payables	69,898
Company, excluding the controlling company [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,287	₩ 4,709
Other receivables	5	6
Total receivables	2,292	4,715
Trade accounts and notes payable	3,442	2,718
Other payables	5,595	8,521
Total payables	9,037	11,239
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	484,038	255,822
Loan	282,775
Other receivables	1,696	5,725
Total receivables	768,509	261,547
Other payables	7,146
Total payables	7,146
Company, excluding the controlling company [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		12,142
Other receivables	21
Total receivables	21	12,142
Other payables	9,617	3,171
Total payables	9,617	3,171
Company, excluding the controlling company [member] | VSC POSCO Steel Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	16	5,265
Total receivables	16	5,265
Trade accounts and notes payable	17
Total payables	17
Company, excluding the controlling company [member] | USS-POSCO Industries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		583
Other receivables	4
Total receivables	4	583
Trade accounts and notes payable		75
Total payables		75
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		133
Loan	59,668	60,425	₩ 17,580
Other receivables	118	116
Total receivables	59,786	60,674
Company, excluding the controlling company [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	380,180	224,760
Other receivables	13,443	149,700
Total receivables	393,623	374,460
Other payables	29,700	109,272
Total payables	29,700	109,272
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,108
Loan	5,357	6,647	10,782
Other receivables	6
Total receivables	7,471
Trade accounts and notes payable	2,449
Total payables	2,449
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	24
Loan	29,048	38,120	36,830
Total receivables	29,072	38,120
Trade accounts and notes payable		2,293
Total payables		2,293
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	8,067	9,292
Loan	5,357	8,460	11,720
Other receivables	32	43
Total receivables	13,456	17,795
Trade accounts and notes payable	107	40
Total payables	107	40
Company, excluding the controlling company [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	715	100,367
Total receivables	715	100,367
Other payables	526
Total payables	526
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Loan	69,713	90,638	99,854
Other receivables	4,443
Total receivables	74,156	90,638
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	229,880	276,605	283,954
Other receivables		48
Total receivables	229,880	276,653
Company, excluding the controlling company [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	134,397	184,402
Loan	134,506	142,812
Other receivables	6,885	6,593
Total receivables	275,788	333,807
Trade accounts and notes payable	1,856	4,615
Other payables	2,005	750
Total payables	3,861	5,365
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,011,832	863,568
Loan	816,304	684,132	656,522
Other receivables	26,653	163,880
Total receivables	1,854,789	1,711,580
Trade accounts and notes payable	7,871	11,106
Other payables	54,589	122,589
Total payables	₩ 62,460	133,695
Company, excluding the controlling company [member] | AN KHANH NEW CITY DEVELOPMENT J.V. CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		62,814
Loan		60,425	₩ 58,600
Other receivables		1,643
Total receivables		124,882
Other payables		875
Total payables		875
Company, excluding the controlling company [member] | Tinplate Industrial Company Limited [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		3,279
Loan		6,647
Other receivables		6
Total receivables		9,932
Trade accounts and notes payable		1,365
Total payables		₩ 1,365